GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Goodwill
Impairment of goodwill	$ 0.0
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	985.1	$ 793.6
2017 Acquisitions		143.0
Acquisition adjustments	(17.7)	5.5
Translation adjustments	(25.6)	43.0
Goodwill, Ending Balance	941.8	985.1	$ 793.6
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	21.1	21.2
Impairment of indefinite-lived intangible assets	0.0
Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 29.0
Mactac Acquisition | Significant Other Unobservable Inputs (Level 3) | Minimum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles			10.50%
Mactac Acquisition | Significant Other Unobservable Inputs (Level 3) | Maximum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles			12.50%
2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 107.0
2017 Acquisitions | Significant Other Unobservable Inputs (Level 3) | Minimum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles		11.00%
2017 Acquisitions | Significant Other Unobservable Inputs (Level 3) | Maximum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles		16.50%
Customer relationships | Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 26.1
Weighted-average amortization period (in years)			15 years
Customer relationships | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 70.9
Weighted-average amortization period (in years)		16 years
Patents and other acquired technology | Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 2.5
Weighted-average amortization period (in years)			4 years
Patents and other acquired technology | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 31.9
Weighted-average amortization period (in years)		9 years
Trade names and trademarks | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 4.2
Weighted-average amortization period (in years)		6 years
Trade names | Mactac Acquisition
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value			$ 13.0
Label and Graphic Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	429.5	$ 373.3
2017 Acquisitions		17.5
Acquisition adjustments		4.8
Translation adjustments	(14.0)	33.9
Goodwill, Ending Balance	415.5	429.5	373.3
Retail Branding and Information Solutions
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	355.4	353.9
Translation adjustments	(5.7)	1.5
Goodwill, Ending Balance	349.7	355.4	353.9
Accumulated impairment losses	820.0	820.0
Industrial and Healthcare Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	200.2	66.4
2017 Acquisitions		125.5
Acquisition adjustments	(17.7)	0.7
Translation adjustments	(5.9)	7.6
Goodwill, Ending Balance	$ 176.6	$ 200.2	$ 66.4